Maturity of lease liabilities under the Company’s non-cancellable operating leases as of December 31, 2021, are as follows: (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
2022	$ 167,000
2023	682,000
2024	693,000
Total lease payments	2,202,000
Less interest	(260,000)
Present value of lease liabilities	$ 1,942,000
T U R N O N G R E E N I N C [Member]
2022		$ 96,000
2023		109,000
2024		102,000
Total lease payments		307,000
Less interest		(43,000)
Present value of lease liabilities		$ 264,000